Cash Flow Reconciliations - Reconciliation of borrowings and derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	$ 1,285,543	$ 1,346,024	$ 1,365,800
Liabilities/(assets) arising from financing activities at end of year	1,085,758	1,285,543	1,346,024
Borrowings | Drawdowns
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		479,984	445,000
Total		479,984	445,000
Borrowings | Repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(205,179)	(540,701)	(465,195)
Total	(205,179)	(540,701)	(465,195)
Borrowings | Additions in deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		(7,362)	(6,173)
Non-cash items		164	(164)
Deferred financing costs, assets			(50)
Total		(7,198)	(6,387)
Borrowings | Amortization and write-off of deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	5,394	7,434	6,806
Total	5,394	7,434	6,806
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	20,337	8,923	(4,935)
Liabilities/(assets) arising from financing activities at end of year	9,245	20,337	8,923
Derivatives | Proceeds from entering into interest rate swaps
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		16,056
Total		16,056
Derivatives | Payment for interest rate swaps termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		(13,210)
Total		(13,210)
Derivatives | Unrealized loss/(gain) on interest rate swaps held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(11,092)	8,623	14,381
Total	(11,092)	8,623	14,381
Derivatives | Unrealized gain on forward foreign exchange contracts held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items		(55)	(523)
Total		(55)	(523)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	444	886	1,393
Liabilities/(assets) arising from financing activities at end of year	55,898	444	886
Lease liabilities | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	57,671	34
Total	57,671	34
Lease liabilities | Lease expense
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	333	33	56
Total	333	33	56
Lease liabilities | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(333)	(34)	(54)
Total	(333)	(34)	(54)
Lease liabilities | Payments for lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(2,217)	(540)	(491)
Non-cash items		65	(18)
Total	$ (2,217)	$ (475)	$ (509)